Unaudited Condensed Financial Information Of The Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member]	Dec. 31, 2023 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 13,232
Prepaid expenses and other current assets	153,489
Total current assets	7,170,555
Long-term investment
Investment in subsidiaries, VIE and VIE’s subsidiaries	(24,731,181)
Other non-current assets	613,962
TOTAL ASSETS	(16,946,664)
Accrued liabilities and other current liabilities	828,417
Total current liabilities	828,417
TOTAL LIABILITIES	11,815,496
Ordinary shares(no par value; 100,000,000 Class A Ordinary Shares authorized as of December 31, 2022 and 2023, respectively; 30,000,000 and 33,048,914 shares issued and outstanding as of December 31, 2022 and 2023, respectively)
Additional paid-in capital	89,680,745
Accumulated deficit	(115,406,104)
Accumulated other comprehensive loss	(3,036,801)
Total shareholders’ deficit	(28,762,160)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(16,946,664)
Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amounts due from related parties, current	7,003,834
Amounts due to related parties, non-current portion	$ 10,987,079